Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	¥ (677,602)	¥ (277,671)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,050	1,104
Noncash lease expenses	3,495	3,297
Stock option expense	16,368
Changes in operating assets and liabilities:
Accounts receivable	(49,913)	60,686
Related party receivable s		(3,957)
Prepaid expenses and other current assets	(643,643)	19,575
Other assets	(484)	1,464
Accounts payable and accrued expenses	54,763	(154,052)
Deferred revenue	147,368	164,175
Operating lease liabilities	(3,495)	(3,297)
Other liabilities	(15,079)	6,926
Net cash used in operating activities	(1,167,172)	(181,750)
Cash flows from investing activities:
Purchase of property and equipment	(123)	(7,218)
Purchase of intangible assets	(5,313)	(633)
Net cash used in investing activities	(5,436)	(7,851)
Cash flows from financing activities:
Payment for deferred offering costs	(131,181)	(38,978)
Proceed from issuance of shares	1,789,679
Net cash provided by/(used in) financing activities	1,658,498	(38,978)
Net increase/(decrease) in cash, cash equivalents and restricted cash	485,890	(228,579)
Cash, cash equivalents and restricted cash at beginning of period	131,482	491,118
Cash, cash equivalents and restricted cash at end of period	617,372	262,539
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	597,902	243,069
Restricted cash	19,470	19,470
Total cash, cash equivalents and restricted cash	¥ 617,372	¥ 262,539